S000034848 [Member] Expense Example - Wilmington Real Asset Fund	Apr. 30, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 646
Expense Example, with Redemption, 3 Years	926
Expense Example, with Redemption, 5 Years	1,225
Expense Example, with Redemption, 10 Years	2,075
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	470
Expense Example, with Redemption, 10 Years	$ 1,061